Vanguard Inflation-Protected Securities Fund

Schedule of Investments (unaudited)
As of March 31, 2019

		Face	Market
	Maturity	Amount	Value
Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (99.7%)
U.S. Government Securities (99.7%)
1 United States Treasury Inflation Indexed Bonds
	0.125%	4/15/20	890,200	952,353
United States Treasury Inflation Indexed Bonds
	1.250%	7/15/20	291,210	341,100
United States Treasury Inflation Indexed Bonds
	1.125%	1/15/21	670,499	781,530
United States Treasury Inflation Indexed Bonds
	0.125%	4/15/21	1,353,500	1,426,244
United States Treasury Inflation Indexed Bonds
	0.625%	7/15/21	732,801	825,814
United States Treasury Inflation Indexed Bonds
	0.125%	1/15/22	937,671	1,034,815
United States Treasury Inflation Indexed Bonds
	0.125%	4/15/22	965,000	988,806
United States Treasury Inflation Indexed Bonds
	0.125%	7/15/22	802,019	873,485
United States Treasury Inflation Indexed Bonds
	0.125%	1/15/23	977,330	1,053,959
United States Treasury Inflation Indexed Bonds
	0.625%	4/15/23	1,020,000	1,041,390
United States Treasury Inflation Indexed Bonds
	0.375%	7/15/23	917,936	995,648
United States Treasury Inflation Indexed Bonds
	0.625%	1/15/24	921,256	1,003,612
United States Treasury Inflation Indexed Bonds
	0.125%	7/15/24	933,771	977,806
United States Treasury Inflation Indexed Bonds
	0.250%	1/15/25	905,300	952,315
United States Treasury Inflation Indexed Bonds
	2.375%	1/15/25	501,651	744,307
1 United States Treasury Inflation Indexed Bonds
	0.375%	7/15/25	924,844	981,353
United States Treasury Inflation Indexed Bonds
	0.625%	1/15/26	737,522	790,443
United States Treasury Inflation Indexed Bonds
	2.000%	1/15/26	364,727	510,466
United States Treasury Inflation Indexed Bonds
	0.125%	7/15/26	776,304	797,629
United States Treasury Inflation Indexed Bonds
	0.375%	1/15/27	774,439	800,056
United States Treasury Inflation Indexed Bonds
	2.375%	1/15/27	429,047	612,506
United States Treasury Inflation Indexed Bonds
	0.375%	7/15/27	775,000	791,869
United States Treasury Inflation Indexed Bonds
	0.500%	1/15/28	684,000	696,682
United States Treasury Inflation Indexed Bonds
	1.750%	1/15/28	340,866	452,491

United States Treasury Inflation Indexed Bonds
		3.625%	4/15/28	272,575	538,738
1 United States Treasury Inflation Indexed Bonds
		0.750%	7/15/28	750,000	769,232
United States Treasury Inflation Indexed Bonds
		0.875%	1/15/29	575,000	591,921
United States Treasury Inflation Indexed Bonds
		2.500%	1/15/29	304,170	422,799
United States Treasury Inflation Indexed Bonds
		3.875%	4/15/29	271,242	548,930
United States Treasury Inflation Indexed Bonds
		3.375%	4/15/32	102,029	195,101
United States Treasury Inflation Indexed Bonds
		2.125%	2/15/40	168,656	245,147
United States Treasury Inflation Indexed Bonds
		2.125%	2/15/41	221,258	319,211
United States Treasury Inflation Indexed Bonds
		0.750%	2/15/42	391,145	424,282
United States Treasury Inflation Indexed Bonds
		0.625%	2/15/43	297,755	306,990
United States Treasury Inflation Indexed Bonds
		1.375%	2/15/44	487,735	582,659
United States Treasury Inflation Indexed Bonds
		0.750%	2/15/45	556,400	572,075
United States Treasury Inflation Indexed Bonds
		1.000%	2/15/46	381,302	413,231
United States Treasury Inflation Indexed Bonds
		0.875%	2/15/47	385,100	398,114
United States Treasury Inflation Indexed Bonds
		1.000%	2/15/48	397,000	414,352
United States Treasury Inflation Indexed Bonds
		1.000%	2/15/49	163,000	167,482
Total U.S. Government and Agency Obligations (Cost $26,643,406)				27,336,943
				Shares
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
2 Vanguard Market Liquidity Fund (Cost
$16,149)		2.554%		161,510	16,154
Total Temporary Cash Investments					16,154
				Notional
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)
Options Purchased (0.0%)

Exchange-Traded Options (0.0%)
Put Options
10-Year U.S. Treasury Note
Futures Contract	4/26/2019	3,459	$123.00	425,457	378
Total Options Purchased (Cost $441)					378
Total Investments (99.8%) (Cost $26,659,555)				27,353,475
Other Assets and Liabilities-Net (0.2%)					48,893
Net Assets (100%)				27,402,368

1	Securities with a value of $21,594,000 have been segregated as initial margin for open futures contracts.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Inflation-Protected Securities Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written

				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)

Exchange-Traded Options

Call Options
10-Year 2-Week U.S. Treasury Note Futures Contracts

	4/12/19	192	$124.00	23,808	(102)
10-Year 2-Week U.S. Treasury Note Futures Contracts

	4/12/19	192	122.75	23,568	(288)
10-Year U.S. Treasury Note Futures Contracts
	4/26/19	441	124.25	54,794	(227)
10-Year U.S. Treasury Note Futures Contracts
	4/26/19	192	123.00	23,616	(255)
10-Year U.S. Treasury Note Futures Contracts
	4/26/19	3,651	125.50	458,201	(571)
10-Year U.S. Treasury Note Futures Contracts
	4/26/19	487	122.00	59,414	(1,096)
10-Year U.S. Treasury Note Futures Contracts
	4/26/19	1,173	122.50	143,693	(2,071)
10-Year U.S. Treasury Note Futures Contracts
	5/24/19	191	124.00	23,684	(161)

					(4,771)

Put Options
10-Year 2-Week U.S. Treasury Note Futures Contracts

	4/12/19	192	$122.75	23,568	(6)
10-Year 2-Week U.S. Treasury Note Futures Contracts

	4/12/19	192	124.00	23,808	(60)
10-Year U.S. Treasury Note Futures Contracts
	4/26/19	974	122.00	118,828	(31)
10-Year U.S. Treasury Note Futures Contracts
	4/26/19	686	122.50	84,035	(32)
10-Year U.S. Treasury Note Futures Contracts
	4/26/19	441	124.25	54,794	(241)
10-Year U.S. Treasury Note Futures Contracts
	5/24/19	191	124.00	23,684	(119)

					(489)
Total Options Written (Premiums
Received $3,907)					(5,260)

Futures Contracts

					($000)

			Number of	Notional	Value and
		Expiration Long (Short)		Amount	Unrealized)

Inflation-Protected Securities Fund
		Contracts		Appreciation
				(Depreciation
Long Futures Contracts
2-Year U.S. Treasury Note	June 2019	10,261	2,186,555	4,915
10-Year U.S. Treasury Note	June 2019	4,685	581,965	43
5-Year U.S. Treasury Note	June 2019	879	101,813	(58)
				4,900
Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2019	(3,956)	(664,608)	(22,442)
Ultra 10-Year U.S. Treasury Note	June 2019	(500)	(66,391)	(572)
				(23,014)
				(18,114)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's

Inflation-Protected Securities Fund

performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	27,336,943	—
Temporary Cash Investments	16,154	—	—
Options Purchased	378	—	—
Options Written	(5,260)	—	—
Futures Contracts—Assets[1]	2,624	—	—
Futures Contracts—Liabilities[1]	(4,160)	—	—
Total	9,736	27,336,943	—
1 Represents variation margin on the last day of the reporting period.